GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year Ended December 31
	2023	2022	2021

Payroll and related	$4,007	$3,990	$1,027
Professional fees	2,370	2,233	3,417
Share-based compensation	4,531	4,868	842
Depreciation and amortization	591	420	321
Office maintenance	369	437	275
Rent and related expenses	360	126	96
Travel	156	150	-
Public company related expenses	824	316	254
Directors & officers’ insurance	253	267	119
Doubtful debts	-	382	-
Other	472	410	143
General and administrative expenses	13,933	13,599	6,494